Deferred tax	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Deferred tax
40 Deferred tax

	2021	2020

Deferred tax assets	131	101

Deferred tax liabilities	1,559	1,424

Total net deferred tax liability / (asset)	1,428	1,323

Deferred tax assets comprise temporary differences on:	2021	2020

Financial assets	(7)	13

Insurance and investment contracts	(8)	(5)

Deferred expenses, VOBA and other intangible assets	(133)	(110)

Defined benefit plans	3	-

Tax losses and credits carried forward	264	321

Other	11	(118)

At December 31	131	101

Deferred tax liabilities comprise temporary differences on:	2021	2020

Real estate	776	663

Financial assets	1,816	2,169

Insurance and investment contracts	(1,410)	(1,539)

Deferred expenses, VOBA and other intangible assets	1,573	1,323

Defined benefit plans	(151)	(206)

Tax losses and credits carried forward	(754)	(502)

Other	(291)	(484)

At December 31	1,559	1,424
The following table provides a movement schedule of net deferred tax broken-down by those items for which a deferred tax asset or liability has been recognized.

	Real estate	Financial assets	Insurance and investment contracts	Deferred expenses, VOBA and other intangible assets	Defined benefit plans	Tax losses and credits carried forward	Other	Total

At January 1, 2021	663	2,156	(1,533)	1,433	(206)	(823)	(366)	1,323

Charged to income statement	113	(113)	217	162	(32)	(140)	54	260

Charged to OCI	(1)	(359)	-	-	100	-	(1)	(261)

Net exchange differences	1	167	(86)	112	(15)	(56)	(20)	103

Transfer (to)/from current income tax	-	-	-	-	-	2	-	2

Transfer (to) /from other headings	-	(29)	-	-	-	(1)	30	-
At December 31, 2021	776	1,823	(1,402)	1,706	(154)	(1,018)	(303)	1,428

At January 1, 2020	644	1,474	(1,470)	1,774	(256)	(734)	(397)	1,036

Acquisitions / Additions	-	-	-	2	-	-	-	2

Charged to income statement	20	289	(102)	(213)	169	(13)	(67)	81

Charged to OCI	2	597	-	-	(140)	-	4	464

Net exchange differences	(3)	(204)	105	(130)	21	56	27	(128)

Transfer (to)/from current income tax	-	-	-	-	-	(132)	-	(132)

Transfer (to)/from other headings	-	-	(66)	-	-	-	66	-
At December 31, 2020	663	2,156	(1,533)	1,433	(206)	(823)	(366)	1,323
Transfer to/from current income tax relates to the deferred tax asset for the loss carry forward position of the Dutch fiscal unit.
Deferred tax assets are recognized for tax losses and credits carried forward to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 1,247 million; an amount of tax EUR 301 million related to tax losses carried forward (2020: gross EUR 1,346 million; tax EUR 230 million) and an amount of tax EUR 491 million related to tax credits carried forward (2020; tax EUR 405 million) the realization of the deferred tax asset is dependent on the projection of future taxable profits.
For the following amounts, arranged by loss carry forward periods, the deferred tax asset is not recognized:

	Gross amounts 1)		Not recognized deferred tax assets
	2021	2020	2021	2020

< 5 years	62	71	15	18

≥ 5 – 10 years	24	12	4	4

≥ 10 – 15 years	-	18	55	57

≥ 15 – 20 years	-	4	-	-

Indefinitely	598	514	151	114
At December 31	684	619	224	192

1
The gross value of state tax loss carry forward is not summarized in the disclosure, due to the fact that the United States files in different state jurisdictions with various applicable tax rates and apportionment rules

Deferred tax assets in respect of deductible temporary differences are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. For an amount of gross EUR 32 million; tax EUR 8 million (2020: gross EUR 31 million; tax EUR 5 million) the realization of the deferred tax asset is dependent on future taxable profits in excess of the profits arising from the reversal of existing taxable temporary differences.
Aegon did not recognize deferred tax assets in respect of deductible temporary differences relating to Financial assets and Other items for the amount of gross EUR 30 million; tax EUR 6 million (2020: gross EUR 20 million; tax EUR 4 million).
Deferred tax liabilities have not been recognized for withholding tax and other taxes that would be payable on the unremitted earnings of certain subsidiaries. The unremitted earnings totaled gross EUR 1,770 million; tax EUR 455 million (2020: gross EUR 1,769 million; tax EUR 441 million calculated at the enacted rates).
Deferred taxes are
non-current
by nature and the majority of the deferred tax assets and liabilities will therefore reverse after more than one year after the balance sheet date.